Note 5. Inventories (Notes)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
INVENTORIES
Inventories consist of the following:

	As of December 31,
	2014	2013
In millions
Raw materials and supplies	$36.4	$77.1
Goods and work-in-process	49.7	40.1
Finished goods	18.2	3.1
Total inventories	$104.3	$120.3

During the years ended December 31, 2014, and 2013, we recorded lower of cost or market charges totaling $7.3 million and $16.1 million respectively, to raw materials and supplies, goods and work-in- process, and finished goods, primarily related to adverse solar market pricing conditions.